PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Summary of prepaid expenses and other current assets

	March 31, 2022	September 30, 2022	September 30, 2022
	(RMB)	(RMB)	($)
		(Unaudited)	(Unaudited)
Deposits(1)	2,807,847	1,622,616	$228,544
Staff advances(2)	383,251	303,767	42,785
Staff’s social security(3)	615,581	677,626	95,443
Value added tax recoverable(4)	3,442,733	3,920,265	552,166
Other receivable(5)	854,245	534,169	75,237
Allowance(6)	(115,743)	(115,743)	(16,302)
Total	7,987,914	6,942,700	$977,873
(1)	Deposits primarily represented deposits to Centers for Disease Control and Prevention (“CDCs”) in connection with participation in the public tender process held by province-level CDCs.
(2)	Staff advances primarily represented cash advances paid to employees in advance of their expected business travel or in connection with various expense incurred in the ordinary course of business, such as sales and marketing activities.
(3)	Staff social security primarily represented the portion of the government mandated defined contribution plan that should be made by employees. But this portion should be paid to the government by YS Group on behalf of the employees pursuant to PRC labor regulation. When YS Group pays wages to employees, this portion should be deducted accordingly.
(4)	Value-added taxes (“VAT”) includes input tax on purchase and output tax on sales. VAT collected from customers relating to product sales and remitted to governmental authorities is presented on a net basis, and it is excluded from revenue. YS Group is in a net VAT recoverable position when its input tax on purchase in the current year is greater than the output tax on sales. Such net amount can be deducted in the following years.
(5)	Other receivable primarily consists of prepayment to third parties, such as freight, water and electricity, and promotion fees.
(6)	The allowance reflects YS Group’s best estimate of probable amounts not fully recoverable from the other receivables balance. Due to the fact that some employees resigned and lost contact, the cash paid to them in advance of their expected business travel or in connection with various expense incurred in the ordinary course of business might not be recovered.

	As of March 31,
	2021	2022	2022
	(RMB)	(RMB)	(US$)
Loan receivable(1)	2,966,778	—	$—
Deposits(2)	1,362,270	2,807,847	442,306
Staff advances(3)	290,024	383,251	60,372
Staff’s social security(4)	190,253	615,581	96,969
Value added tax recoverable(5)	148,705	3,442,733	542,316
Other receivable(6)	414,898	854,245	134,564
Allowance(7)	(115,743)	(115,743)	(18,232)
Total	5,257,185	7,987,914	$1,258,295
(1)	Loan receivable primarily represented a short-term loan arrangement between Yisheng Biopharma Holdings Limited (Hong Kong) and Hong Kong Tang Hillcrest Investment Corporation, which is renewed annually since 2015. Yisheng Biopharma Holdings Limited (Hong Kong) provided an interest free loan of US$6.3 million to Hong Kong Tang Hillcrest Investment Corporation. As of March 31, 2021, Hong Kong Tang Hillcrest Investment Corporation made repayment of US$5.9 million in total. As part of reorganization, on December 17, 2020, after the establishment of YishengBio (Hong Kong) Holdings Limited, Yisheng Biopharma Holdings Limited (Hong Kong) transferred such loan receivable to YS Group without any compensation. As of March 31, 2021, the loan receivable denominated in USD is interest free with an outstanding balance of approximately RMB2,967,000 (US$451,475). As of March 31, 2022, Hong Kong Tang Hillcrest Investment Corporation made full repayment of the loan.
(2)	Deposits primarily represented deposits to Centers for Disease Control and Prevention (“CDCs”) in connection with participation in the public tender process held by province-level CDCs.
(3)	Staff advances primarily represented cash advances paid to employees in advance of their expected business travel or in connection with various expense incurred in the ordinary course of business, such as sales and marketing activities.
(4)	Staff social security primarily represented the portion of the government mandated defined contribution plan that should be made by employees. But this portion should be paid to the government by YS Group on behalf of the employees pursuant to PRC labor regulation. When YS Group pays wages to employees, this portion should be deducted accordingly.
(5)	Value-added taxes (“VAT”) includes input tax on purchase and output tax on sales. VAT collected from customers relating to product sales and remitted to governmental authorities is presented on a net basis, and it is excluded from revenue. YS Group is in a net VAT recoverable position when its input tax on purchase in the current year is greater than the output tax on sales. Such net amount can be deducted in the following years.
(6)	Other receivable primarily consists of prepayment to third parties, such as freight, water and electricity, and promotion fees.
(7)	The allowance reflects YS Group’s best estimate of probable amounts not fully recoverable from the other receivables balance. Due to the fact that some employees resigned and lost contact, the cash paid to them in advance of their expected business travel or in connection with various expense incurred in the ordinary course of business might not be recovered.